UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

                GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 14.2%, compared with total returns of (0.8)% and 53.4% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 19.2%. The Fund’s NAV per share was $7.18, while the price of the publicly traded shares closed at $6.58 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)					Since
	Quarter	1 Year	3 Year	5 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	14.24%	(6.67)%	(7.86)%	(8.72)%	(7.83)%
Investment Total Return (c)	19.15	(5.94)	(12.11)	(9.72)	(9.73)
CBOE S&P 500 Buy/Write Index	(0.75)	2.72	6.04	6.49	6.23
XAU Index	53.44	6.12	(20.00)	(20.34)	(18.37)
Dow Jones U.S. Basic Materials Index	4.24	(8.51)	3.71	0.22	1.37 (d)
S&P Global Agribusiness Equity Index	2.44	(5.13)	1.36	1.41	1.89
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.5%
	Agriculture — 5.2%
40,000	Archer Daniels Midland Co.(a)	$1,452,400
20,000	Bunge Ltd.	1,133,400
25,000	Monsanto Co.(a)	2,193,500
46,000	Syngenta AG, ADR	3,809,720

		8,589,020

	Energy and Energy Services — 20.9%
20,700	Anadarko Petroleum Corp.(a)	963,999
13,500	Apache Corp.(a)	658,935
4,500	Baker Hughes Inc.	197,235
30,000	BP plc, ADR	905,400
30,500	Cabot Oil & Gas Corp.(a)	692,655
7,500	Cameron International Corp.†(a)	502,875
13,800	Carrizo Oil & Gas Inc.†(a)	426,696
20,000	Cheniere Energy Inc.†	676,600
29,500	Chevron Corp.	2,814,300
67,500	Cobalt International Energy Inc.†(a)	200,475
5,000	Concho Resources Inc.†(a)	505,200
20,000	ConocoPhillips	805,400
12,500	CONSOL Energy Inc.	141,125
20,000	Continental Resources Inc.†	607,200
54,100	CVR Refining LP	653,528
14,800	Devon Energy Corp.(a)	406,112
15,000	Diamondback Energy Inc.†	1,157,700
65,000	Encana Corp.	395,850
70,000	Exxon Mobil Corp.	5,851,300
20,000	Halliburton Co.(a)	714,400
7,000	Hess Corp.	368,550
20,000	Kinder Morgan Inc.	357,200
50,000	Marathon Petroleum Corp.(a)	1,859,000
2,500	Newfield Exploration Co.†	83,125
12,000	Noble Energy Inc.	376,920
45,000	Patterson-UTI Energy Inc.	792,900
10,800	Pioneer Natural Resources Co.	1,519,992
30,000	Plains GP Holdings LP, Cl. A	260,700
80,000	Royal Dutch Shell plc, Cl. A	1,934,909
26,000	Schlumberger Ltd.(a)	1,917,500
60,900	Suncor Energy Inc.(a)	1,693,629
10,000	Sunoco LP	331,300
34,000	Superior Energy Services Inc.	455,260
39,000	The Williams Companies Inc.(a)	626,730
37,500	Total SA, ADR	1,703,250
10,000	Valero Energy Corp.	641,400
55,000	Weatherford International plc†(a)	427,900

		34,627,250

	Exchange Traded Funds — 1.0%
170,000	United States Oil Fund LP†	1,649,000

	Health Care — 0.9%
35,000	Zoetis Inc.(a)	1,551,550

Shares		Market Value
	Metals and Mining — 64.9%
95,000	Acacia Mining plc	$383,814
279,000	Agnico Eagle Mines Ltd.(a)	10,088,640
100,000	Alacer Gold Corp.†	180,943
818,018	Alamos Gold Inc., Cl. A(a)	4,327,315
293,000	AngloGold Ashanti Ltd., ADR†(a)	4,011,170
135,000	Antofagasta plc	910,134
231,286	AuRico Metals Inc.†	133,563
646,500	B2Gold Corp.†	1,073,190
425,700	Barrick Gold Corp.(a)	5,781,006
20,000	BHP Billiton Ltd., ADR	518,000
370,200	Centerra Gold Inc.	1,718,811
470,000	Detour Gold Corp.†	7,400,578
1,055,000	Eldorado Gold Corp., New York	3,333,800
63,200	Franco-Nevada Corp.(a)	3,879,216
235,028	Fresnillo plc	3,215,238
561,000	Gold Fields Ltd., ADR	2,210,340
640,000	Goldcorp Inc.(a)	10,387,200
380,000	Harmony Gold Mining Co. Ltd., ADR†	1,383,200
10,000	Labrador Iron Ore Royalty Corp.	90,472
66,000	MAG Silver Corp.†	623,030
112,000	Newcrest Mining Ltd.†	1,451,520
246,300	Newmont Mining Corp.(a)	6,546,654
805,750	OceanaGold Corp.	2,214,843
160,000	Osisko Gold Royalties Ltd.	1,708,720
600,000	Perseus Mining Ltd.†	183,972
180,000	Randgold Resources Ltd., ADR(a)	16,345,800
41,700	Rio Tinto plc, ADR(a)	1,178,859
149,000	Royal Gold Inc.(a)	7,642,210
1,772,727	Saracen Mineral Holdings Ltd.†	1,318,114
200	Sibanye Gold Ltd., ADR	3,034
205,000	Silver Wheaton Corp.(a)	3,398,900
227,000	Tahoe Resources Inc.(a)	2,276,810
1,262,000	Torex Gold Resources Inc.†	1,768,501

		107,687,597

	Specialty Chemicals — 5.6%
10,000	Agrium Inc.	882,900
10,000	Air Liquide SA	1,125,271
10,010	Albemarle Corp.(a)	639,939
15,000	CF Industries Holdings Inc.	470,100
7,400	E. I. du Pont de Nemours and Co.(a)	468,568
45,000	FMC Corp.(a)	1,816,650
81,200	Potash Corp. of Saskatchewan Inc.(a)	1,382,024
8,000	Praxair Inc.	915,600
57,500	The Mosaic Co.(a)	1,552,500

		9,253,552

	TOTAL COMMON STOCKS	163,357,969

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
15,700	Kinder Morgan Inc. 1.165%, Ser. A	$708,070

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$400,000	B2Gold Corp. 3.250%, 10/01/18	330,500

	U.S. GOVERNMENT OBLIGATIONS — 0.9%
1,530,000	U.S. Treasury Bills, 0.13%††, 4/21/2016	1,529,894

	TOTAL INVESTMENTS — 100.0% (Cost $219,691,853)	$165,926,433

	Aggregate tax cost	$228,185,743

	Gross unrealized appreciation	$7,331,194
	Gross unrealized depreciation	(69,590,504)

	Net unrealized appreciation/depreciation	$(62,259,310)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) — (8.5)%
	Call Options Written — (8.5)%
570	Agnico Eagle Mines Ltd.	May 16/29	$430,350
50	Agnico Eagle Mines Ltd.	May 16/30	33,375
50	Agnico Eagle Mines Ltd.	May 16/31	29,250
500	Agnico Eagle Mines Ltd.	May 16/32	255,000
1,620	Agnico Eagle Mines Ltd.	Aug. 16/34	810,000
50	Agrium Inc.	Apr. 16/97.50	375
50	Agrium Inc.	Jul. 16/90	21,500
50	Air Liquide SA(c)	Apr. 16/100	6,486
50	Air Liquide SA(c)	May 16/105	5,291
500	Alacer Gold Corp.(d)	Apr. 16/3.50	961
500	Alacer Gold Corp.(d)	Jul. 16/3.50	2,117
3,000	Alamos Gold Inc.	Jun. 16/5	270,000
1,690	Alamos Gold Inc.	Sep. 16/5	202,800
660	Alamos Gold Inc.	Sep. 16/7.50	16,500
2,830	Alamos Gold Inc.	Oct. 16/7	132,727
100	Albemarle Corp.	Jun. 16/60	60,000
175	Anadarko Petroleum Corp.	May 16/60	5,338
32	Anadarko Petroleum Corp.	Aug. 16/50	13,120
1,000	AngloGold Ashanti Ltd., ADR	Apr. 16/8	585,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
1,000	AngloGold Ashanti Ltd., ADR	Apr. 16/10	$385,000
930	AngloGold Ashanti Ltd., ADR	Jul. 16/10	381,300
70	Antofagasta plc(e)	May 16/460	42,477
45	Antofagasta plc(e)	Jun. 16/600	4,363
20	Antofagasta plc(e)	Jul. 16/600	3,088
85	Apache Corp.	Apr. 16/55	1,870
50	Apache Corp.	Jul. 16/50	19,650
430	ArcelorMittal	Jun. 16/6	5,160
200	Archer-Daniels-Midland Co.	Jun. 16/35	48,600
200	Archer-Daniels-Midland Co.	Jun. 16/40	7,000
700	Barrick Gold Corp.	May 16/17	13,300
700	Barrick Gold Corp.	May 16/18	6,650
280	Barrick Gold Corp.	Jun. 16/15	23,520
300	Barrick Gold Corp.	Jun. 16/16	15,900
400	Barrick Gold Corp.	Jul. 16/8	235,000
360	Barrick Gold Corp.	Jul. 16/17	17,640
715	Barrick Gold Corp.	Jul. 16/18	22,880
802	Barrick Gold Corp.	Jan. 17/8	489,220
175	BHP Billiton Ltd., ADR	Apr. 16/27.50	8,792
48	BHP Billiton Ltd., ADR	May 16/26	8,400
127	BHP Billiton Ltd., ADR	Aug. 16/25	41,592
100	BP plc	Apr. 16/33	400
200	BP plc	Jul. 16/34	8,000
100	Bunge Ltd.	Apr. 16/67.50	1,000
100	Bunge Ltd.	Jul. 16/67.50	4,500
250	Cabot Oil & Gas Corp.	Apr. 16/20	65,000
55	Cabot Oil & Gas Corp.	Jul. 16/25	8,250
38	Carrizo Oil & Gas Inc.	Apr. 16/32.50	3,800
38	Carrizo Oil & Gas Inc.	Apr. 16/42.50	190
100	Carrizo Oil & Gas Inc.	Jul. 16/35	29,000
900	Centerra Gold Inc.(d)	Apr. 16/8	1,732
168	Centerra Gold Inc.(d)	May 16/8	904
1,234	Centerra Gold Inc.(d)	Jul. 16/8	21,378
500	Centerra Gold Inc.(d)	Oct. 16/9	10,587
900	Centerra Gold Inc.(d)	Jan. 17/8	41,578
75	CF Industries Holdings Inc.	May 16/40	1,050
75	CF Industries Holdings Inc.	Aug. 16/40	5,100
70	Cheniere Energy Inc.	May 16/50	385
70	Cheniere Energy Inc.	Jun. 16/40	8,260
160	Chevron Corp.	Apr. 16/90	90,720
135	Chevron Corp.	Jun. 16/92.50	72,495
900	Cobalt International Energy Inc.	Apr. 16/5	6,750
80	Concho Resources Inc.	Apr. 16/115	2,400
100	ConocoPhillips	May 16/47.50	3,000
100	ConocoPhillips	Aug. 16/47.50	10,700
125	CONSOL Energy Inc.	Jul. 16/11	26,250
70	Continental Resources Inc.	Jun. 16/28	35,700
70	Continental Resources Inc.	Sep. 16/32	31,150
60	Continental Resources Inc.	Jan. 17/22.50	66,600

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) (Continued)
	Call Options Written (Continued)
500	Detour Gold Corp.(d)	Apr. 16/17	$138,595
750	Detour Gold Corp.(d)	May 16/23	41,867
900	Detour Gold Corp.(d)	Jul. 16/16	365,544
700	Detour Gold Corp.(d)	Jul. 16/26	40,154
1,450	Detour Gold Corp.(d)	Sep. 16/27	106,064
400	Detour Gold Corp.(d)	Jan. 17/17	172,474
135	Devon Energy Corp.	Apr. 16/50	338
50	Devon Energy Corp.	Jul. 16/32.50	8,300
50	Devon Energy Corp.	Jul. 16/36	4,750
75	Diamondback Energy Inc.	May 16/77.50	41,552
75	Diamondback Energy Inc.	May 16/85	15,750
74	Ei du Pont de Nemours & Co.	Jul. 16/57.50	50,690
1,143	Eldorado Gold Corp.	Apr. 16/4.50	2,858
423	Eldorado Gold Corp.	Apr. 16/5.50	1,058
4,000	Eldorado Gold Corp.	Jul. 16/3	220,000
180	Encana Corp.	Apr. 16/10	900
250	Encana Corp.	May 16/7	10,000
220	Encana Corp.	Jul. 16/8	7,700
67	Exxon Mobil Corp.	Apr. 16/77.50	44,957
33	Exxon Mobil Corp.	May 16/87.50	2,145
600	Exxon Mobil Corp.	Jul. 16/80	330,000
150	FMC Corp.	Apr. 16/42.50	13,204
150	FMC Corp.	May 16/40	43,857
150	FMC Corp.	Jul. 16/45	19,875
42	FMC Technologies Inc.	Apr. 16/36	525
500	Franco-Nevada Corp.	Jul. 16/47.50	809,310
132	Franco-Nevada Corp.	Oct. 16/55	154,440
450	Gold Fields Ltd., ADR	Jul. 16/3	52,875
650	Gold Fields Ltd., ADR	Jul. 16/6	9,100
750	Gold Fields Ltd., ADR	Jan. 17/3	107,625
1,250	Gold Fields Ltd., ADR	Jan. 17/4	111,875
1,000	Gold Fields Ltd., ADR	Jan. 17/5	58,000
2,000	Goldcorp Inc.	Jul. 16/18	204,000
2,200	Goldcorp Inc.	Aug. 16/19	208,472
775	Goldcorp Inc.	Oct. 16/17	143,375
275	Goldcorp Inc.	Oct. 16/18	45,375
1,150	Goldcorp Inc.	Oct. 16/19	135,700
25	Halliburton Co.	Apr. 16/40	88
30	Halliburton Co.	Apr. 16/41	75
95	Halliburton Co.	May 16/36	15,295
100	Halliburton Co.	Jun. 16/38	10,300
2,000	Harmony Gold Mining Co. Ltd.	Aug. 16/2	355,000
1,000	Harmony Gold Mining Co. Ltd.	Dec. 16/3	139,710
800	Harmony Gold Mining Co. Ltd.	Jan. 17/2	169,608
35	Hess Corp.	Jun. 16/60	4,445
191	Icahn Enterprises LP	May 16/21	23
90	Icahn Enterprises LP	Jun. 16/15	2,250

Number of Contracts		Expiration Date/ Exercise Price	Market Value
170	Icahn Enterprises LP	Jul. 16/21	$770
50	Industrias Penoles SAB de CV(e)	Apr. 16/680	185,829
55	Industrias Penoles SAB de CV(e)	Apr. 16/700	188,621
130	Industrias Penoles SAB de CV(e)	May 16/1000	52,279
200	Kinder Morgan Inc.	Jun. 16/17.50	29,600
30	Marathon Oil Corp.	Apr. 16/15	240
35	Marathon Oil Corp.	Apr. 16/16	245
200	Marathon Petroleum Corp.	Apr. 16/57.50	3,000
220	Marathon Petroleum Corp.	May 16/55	578
80	Marathon Petroleum Corp.	Jul. 16/42.50	8,400
125	Monsanto Co.	Apr. 16/97.50	4,125
125	Monsanto Co.	Jul. 16/105	6,312
295	The Mosaic Co.	Jun. 16/29	48,380
165	The Mosaic Co.	Jun. 16/32.50	6,930
115	The Mosaic Co.	Sep. 16/36	6,670
300	Nabors Industries Ltd	Jun. 16/11	18,000
270	Newcrest Mining Ltd.(f)	Apr. 16/15	47,807
25	Newfield Exploration Co.	Jun. 16/36	4,188
400	Newmont Mining Corp.	May 16/31	20,000
425	Newmont Mining Corp.	May 16/33	8,712
300	Newmont Mining Corp.	Jun. 16/19	235,500
300	Newmont Mining Corp.	Jun. 16/20	211,500
238	Newmont Mining Corp.	Jun. 16/30	23,562
400	Newmont Mining Corp.	Sep. 16/25	159,000
400	Newmont Mining Corp.	Sep. 16/27	120,000
60	Noble Energy Inc.	Jun. 16/40	1,648
750	Osisko Gold Royalties Ltd.(d)	Apr. 16/15	3,465
320	Osisko Gold Royalties Ltd.(d)	May 16/15	8,624
530	Osisko Gold Royalties Ltd.(d)	Jul. 16/16	15,303
200	Patterson-UTI Energy Inc.	Apr. 16/16	35,500
200	Patterson-UTI Energy Inc.	May 16/18	24,800
50	Patterson-UTI Energy Inc.	Aug. 16/19	8,000
50	Pioneer Natural Resources Co.	Jun. 16/135	66,250
18	Pioneer Natural Resources Co.	Sep. 16/135	31,770
150	Potash Corp. of Saskatchewan Inc.	Jun. 16/20	3,450
150	Potash Corp. of Saskatchewan Inc.	Jun. 16/21	2,250
250	Potash Corp. Of Saskatchewan Inc.	Jul. 16/24	1,835
262	Potash Corp. Of Saskatchewan Inc.	Sep. 16/18	28,820
40	Praxair Inc.	Apr. 16/105	40,400
40	Praxair Inc.	May 16/110	22,005

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) (Continued)
	Call Options Written (Continued)
600	Primero Mining Corp.	Apr. 16/3	$540
100	Randgold Resources Ltd., ADR	Jun. 16/100	26,000
375	Randgold Resources Ltd., ADR	Jun. 16/105	63,750
525	Randgold Resources Ltd., ADR	Sep. 16/75	976,500
100	Randgold Resources Ltd., ADR	Sep. 16/95	66,500
700	Randgold Resources Ltd., ADR	Sep. 16/105	255,500
200	Rio Tinto plc, ADR	Apr. 16/37.50	1,500
140	Rio Tinto plc, ADR	Jul. 16/37.50	2,800
40	Royal Dutch Shell plc(e)	Apr. 16/16	66,303
40	Royal Dutch Shell plc(e)	May 16/16	77,098
250	Royal Gold Inc.	May 16/50	118,418
500	Royal Gold Inc.	Jul. 16/55	175,000
500	Royal Gold Inc.	Oct. 16/70	95,000
90	Schlumberger Ltd.	Apr. 16/77.50	2,430
25	Schlumberger Ltd.	May 16/77.50	2,875
105	Schlumberger Ltd.	May 16/80	6,195
90	Schlumberger Ltd.	Aug. 16/75	34,200
2	Sibanye Gold Ltd., ADR	Jul. 16/5	2,050
485	Silver Wheaton Corp.	May 16/20	12,610
350	Silver Wheaton Corp.	Jun. 16/14	106,050
350	Silver Wheaton Corp.	Jun. 16/15	81,200
300	Silver Wheaton Corp.	Sep. 16/18	42,300
375	Silver Wheaton Corp.	Sep. 16/19	40,500
190	Silver Wheaton Corp.	Jan. 17/22	19,190
409	Suncor Energy Inc.	Jun. 16/28	56,851
200	Suncor Energy Inc.	Sep. 16/26	63,000
85	Superior Energy Services Inc.	May 16/15	4,675
170	Superior Energy Services Inc.	Jun. 16/15	18,190
85	Superior Energy Services Inc.	Sep. 16/15	13,175
1,200	Tahoe Resources Inc.	Jun. 16/15	15,000
735	Tahoe Resources Inc.	Sep. 16/12.50	58,800
333	Tahoe Resources Inc.	Sep. 16/15	16,650
125	Total SA, ADR	May 16/50	3,750
87	Total SA, ADR	Jun. 16/50	5,259
100	Total SA, ADR	Aug. 16/45	29,000
25	Total SA, ADR	Aug. 16/50	2,050
200	United States Commodities Fund LLC	Apr. 16/12	200
200	United States Commodities Fund LLC	May 16/11.50	2,400
200	United States Commodities Fund LLC	Jun. 16/12	3,200

Number of Contracts		Expiration Date/ Exercise Price	Market Value
300	United States Commodities Fund LLC	Jul. 16/12	$7,200
500	United States Commodities Fund LLC	Aug. 16/11.50	21,255
300	United States Commodities Fund LLC	Oct. 16/12	15,000
40	Valero Energy Corp.	Jun. 16/70	5,160
60	Valero Energy Corp.	Sep. 16/70	15,540
185	Weatherford International plc	Apr. 16/10	1,018
350	Weatherford International plc	May 16/11	2,625
15	Weatherford International plc	Aug. 16/11	488
80	The Williams Companies Inc.	May 16/30	400
20	Zoetis Inc.	Apr. 16/46	500
100	Zoetis Inc.	Apr. 16/48	1,000
110	Zoetis Inc.	May 16/45	16,225
70	Zoetis Inc.	Jul. 16/46	12,250
50	Zoetis Inc.	Jul. 16/47	5,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $6,918,231)		13,993,307

	Put Options Written — (0.0)%
200	United States Commodities Fund LLC	May 16/7	600

	TOTAL PUT OPTIONS WRITTEN (Premiums received $5,711)		600

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $6,923,942)		$13,993,907

	Aggregate premiums		$(6,923,942)

	Gross unrealized appreciation		$1,047,326
	Gross unrealized depreciation		(8,117,291)

	Net unrealized appreciation/depreciation		$(7,069,965)

(a)	Securities, or a portion thereof, with a value of $84,254,046 were deposited with the broker as collateral for options written.
(b)	At March 31, 2016, the Fund had written Option Contracts with Pershing LLC and Morgan Stanley.
(c)	Exercise price denoted in Euros.
(d)	Exercise price denoted in Canadian dollars.
(e)	Exercise price denoted in British pence.
(f)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	72.2%	$119,855,887
Europe	19.3	31,940,297
South Africa	4.6	7,607,744
Asia/Pacific	2.1	3,471,605
Latin America	1.8	3,050,900

Total Investments	100.0%	$165,926,433

Short Positions
North America	(8.0)%	$(13,314,266)
Europe	(0.4)	(631,834)
Asia/Pacific	(0.1)	(47,807)

Total Investments	(8.5)%	$(13,993,907)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)
Metals and Mining	$106,236,077	$ 1,451,520	—	$107,687,597
Other	55,670,372	—	—	55,670,372
Total Common Stocks	161,906,449	1,451,520	—	163,357,969
Convertible Preferred Stock (a)	708,070	—	—	708,070
Convertible Corporate Bonds (a)	—	330,500	—	330,500
U.S. Government Obligations	—	1,529,894	—	1,529,894
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$162,614,519	$ 3,311,914	—	$165,926,433
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (6,370,981)	$(6,691,332)	$(930,994)	$ (13,993,307)
Put Options Written	(600)	—	—	(600)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (6,371,581)	$(6,691,332)	$(930,994)	$ (13,993,907)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2016 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2016, there were no short sales outstanding.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

Total long term capital loss carryforward post-effective with no expiration	$48,941,675

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GNT Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

*  Print the name and title of each signing officer under his or her signature.